Business and credit concentrations	12 Months Ended
Mar. 31, 2018
Business and credit concentrations
Business and credit concentrations

23Business and credit concentrations

All of the Group’s customers are located in the PRC. Revenues from and accounts receivable due from customers are individually immaterial. The Group derives a substantial portion of net revenues from the entities in the Beijing municipality, Guangdong and Zhejiang provinces. Revenues derived from the subsidiary in the Beijing municipality accounted for 31.6%, 28.8% and 23.7% of net revenues for the years end March 31 2016, 2017 and 2018, respectively. Revenues derived from the subsidiary in the Guangdong province accounted for 58.8%, 58.7% and 62.0% of net revenues for the years end March 31 2016, 2017 and 2018, respectively. Revenues derived from the subsidiary in the Zhejiang province accounted for 9.6%, 12.5% and 14.3% of net revenues for the years end March 31 2016, 2017 and 2018, respectively. As a result of this geographic concentration, the results of operations are significantly affected by economic conditions in the Beijing municipality, Guangdong and Zhejiang provinces. Furthermore, any change in number of newborns in the Beijing municipality, Guangdong and Zhejiang provinces could significantly impact our operations. Deterioration in economic conditions in these markets could decrease the demand for our business, which in turn could negatively impact our operations and business prospects.

The Group purchases raw materials from a few major suppliers. Management believes that other suppliers could provide similar raw materials on comparable terms. A change in suppliers, however, could cause a delay in manufacturing and a possible loss of sales, which would adversely affect the Company’s business, financial position and results of operations. The following are purchases from suppliers that individually comprise 10% or more of gross purchases in the respective years:

		Year ended March 31,
Suppliers	Note	2016		2017		2018
		RMB	%	RMB	%	RMB	US$	%

China Bright Group Co. Limited		37,556	49	36,405	52	18,759	2,991	24
Hangzhou Baitong Biological Technology Co., Ltd.	(i)	—	—	—	—	7,670	1,223	10
Beijing Chengmao Xingye Technology Development Co., Ltd.	(i)	—	—	—	—	7,711	1,229	10

Total		37,556	49	36,405	52	34,140	5,443	44

Note:

(i)

The purchases from Hangzhou Baitong Biological Technological Co., Ltd. and Beijing Chengmao Xingye Technology Development Co., Ltd. were less than 10% of our gross purchases for the year ended March 31, 2016 and 2017, respectively.

The following are individual accounts payable due to major suppliers that exceeded 10% of outstanding accounts payable balance in the respective years:

	March 31,
	2017		2018
	RMB	%	RMB	US$	%

Beijing Probe Biological Technology Co., Ltd.	—	—	1,141	182	10